UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-21281
Oppenheimer Principal Protected Trust
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: August 31
Date of reporting period: 02/28/2009

Item 1. Reports to Stockholders.

February 28, 2009

Oppenheimer

Principal Protected Main Street Fund®

Management Commentaries and Semiannual Report

MANAGEMENT COMMENTARIES

An Interview with Your Fund's Manager

Listing of Top Holdings

SEMIANNUAL REPORT

Listing of Investments

Financial Statements

OppenheimerFunds®

The Right Way to Invest

February 28, 2009 Oppenheimer Management Principal Protected Commentaries and Main Street Fund® Semiannual Report M A N A G E M E N T C O M M E N TA R I E S An Interview with Your Fund’s Manager Listing of Top Holdings S E M I A N N U A L R E P O RT Listing of Investments Financial Statements 1234

TOP HOLDINGS AND ALLOCATIONS
Oppenheimer Principal Protected Main Street Fund® Portfolio Allocation
l U.S. Government Obligations 89.7% l U.S. Equity Funds 7.6 l Money Market Fund 2.7
The Fund seeks exposure to the equity markets by investing in the Oppenheimer Main Street Fund. Information relating to the Oppenheimer Main Street Fund’s portfolio holdings appears below.
Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2009, and are based on the total market value of investments.
Oppenheimer Main Street Fund (Underlying Fund)
Top Ten Common Stock Industries

Oil, Gas & Consumable Fuels	14.7%
Software	5.2
Computers & Peripherals	5.0
Semiconductors & Semiconductor Equipment	4.7
Pharmaceuticals	4.5
Energy Equipment & Services	3.3
Aerospace & Defense	3.2
Communications Equipment	3.1
Insurance	3.0
Machinery	3.0
Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2009, and are based on net assets.
8 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

Oppenheimer Main Street Fund (Underlying Fund)
Top Ten Common Stock Holdings

Exxon Mobil Corp.	4.0%
Microsoft Corp.	2.0
Chevron Corp.	2.0
International Business Machines Corp.	1.9
AT&T, Inc.	1.6
Intel Corp.	1.5
Cisco Systems, Inc.	1.5
Hewlett-Packard Co.	1.4
Johnson & Johnson	1.4
Occidental Petroleum Corp.	1.4
Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2009, and are based on net assets. For up-to-date Top 10 Underlying Fund holdings, please visit www.oppenheimerfunds.com
Oppenheimer Main Street Fund (Underlying Fund) Sector Allocation

Information Technology	24.7%
Energy	20.9
Industrials	12.4
Health Care	10.0
Consumer Discretionary	8.7
Financials	7.4
Consumer Staples	6.1
Materials	5.7
Telecommunication Services	3.6
Utilities	0.5
Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2009, and are based on the total market value of common stocks.
9 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Investors should consider the Fund’s investment objectives, risks, and other charges and expenses carefully before investing. The Fund’s prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
The Fund has entered into a warranty agreement (the “Warranty”) with Merrill Lynch Bank USA (the “Warranty Provider”) which attempts to make sure that the value of each shareholder’s account on the Maturity Date (August 5, 2010) will be at least equal to a shareholder’s original investment (reduced by any adjustments to the warranty amount permitted by the Warranty Agreement, and less any redemptions of Fund shares or distributions taken in cash, sales charges, and extraordinary Fund expenses). The Warranty is solely the obligation of the Warranty Provider to the Fund, not the shareholders. The Warranty is dependent on the financial ability of the Warranty Provider to make payment to the Fund on the Maturity Date. The Warranty Amount will be reduced by any redemptions of Fund shares or distributions taken in cash, sales charges and extraordinary fund expenses. Distributions from the Fund are taxable whether or not shareholders reinvest them in additional shares of the Fund. The Warranty does not apply to shares redeemed during the Warranty Period, and you can lose money on shares unless redeemed on the Maturity Date. Neither the Fund nor OppenheimerFunds, Inc. is obligated to replace the Warranty Provider should it be unable to make payments necessary to support the Warranty Amount. The Warranty increases the
10 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

NOTES
Fund’s expenses that shareholders pay and could lower Fund performance. Shareholders must redeem their shares in the Fund on, and only on, the Maturity Date (expected to be August 5, 2010) to receive the greater of the then-current net asset value of the Fund or their Warranty Amount. Prior to the Maturity Date the Fund will provide each shareholder a notice to remind them that shares must be redeemed on the Maturity Date to receive the full benefit of the Warranty. After the Maturity Date, shares of the Fund will not be covered under the terms of the Warranty and will be subject to market fluctuations and the shares will then be redeemable at the Fund’s then-current net asset value, which may be lower than the Warranty Amount.
Shares may be exchanged or redeemed at any time. However, if you redeem or exchange shares prior to the end of the seven-year Warranty Period you will receive the then-current NAV per share, which may be higher or lower than the Warranty Amount. To receive at least the full Warranty Amount, you must maintain your original investment in the Fund until the end of the seven-year term and reinvest all dividends and distributions.
During the Warranty Period, there are substantial opportunity costs. Allocating assets to U.S. Government securities (primarily Treasury STRIPS) reduces the Fund’s ability to participate fully in upward equity market movements. Therefore, it represents some loss of opportunity, or opportunity cost, compared to a portfolio that is fully invested in equities. In the event that the Fund’s stock allocation declines substantially, generally due to heavy stock market declines, the Fund will permanently shift all investments to fixed income securities and certain of the Fund’s expenses will be reduced. In the event of reallocation of 100% of the Fund’s assets to U.S. Government securities, the Fund will not be permitted to allocate its assets to equity securities for the remainder of the Warranty Period, which will eliminate the Fund’s ability to participate in any upward equity market movement.
While these fixed income securities (primarily Treasury STRIPS) that the Fund invests in do not pay income the traditional way, an income calculation is made for tax purposes based on the purchase price and the time until the security reaches par value. Like traditional interest payments, this amount is reported as income for tax purposes. The zero coupon bonds the Fund invests in do not pay interest income until maturity. However,
11 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

NOTES
the Fund is required to accrue and declare a dividend on such income. Thus, you will have taxable income.
Distributions from the Fund are taxable whether or not you reinvest them in additional shares of the Fund. The Fund is not obligated to replace the Warranty Provider should it be unable to make the payments necessary to support the Warranty Amount. The Warranty increases the Fund’s expenses that you pay and therefore the Fund’s expenses will generally be higher than a fund that does not offer a Warranty.
All investments have risks to some degree. Stocks fluctuate in price and their volatility at times may be great. While principal and interest payments on U.S. Treasury securities are guaranteed by the U.S. Government, the price of such securities will fluctuate with changes in prevailing interest rates. Zero-coupon U.S. Government securities are subject to greater fluctuations in price from interest rate changes than typical debt securities that pay interest on a regular basis. Investors should be aware that principal protected funds generally carry higher fees and expenses than non-protected funds.
The Fund offered its shares to the public from May 30, 2003 through July 31, 2003. From August 5, 2003, and until August 5, 2010, shares of the Fund will only be issued upon reinvestment of dividends and distributions.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
12 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended February 28, 2009.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in
13 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

FUND EXPENSES Continued
the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
Actual	September 1, 2008	February 28, 2009	February 28, 2009

Class A	$1,000.00	$889.80	$6.35
Class B	1,000.00	886.60	9.92
Class C	1,000.00	886.60	9.88
Class N	1,000.00	889.20	7.38

Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.10	6.78
Class B	1,000.00	1,014.33	10.59
Class C	1,000.00	1,014.38	10.54
Class N	1,000.00	1,017.01	7.88
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended February 28, 2009 are as follows:

Class	Expense Ratios

Class A	1.35%
Class B	2.11
Class C	2.10
Class N	1.57
The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements of expenses by the Fund’s Manager that can be terminated at any time, without advance notice. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
14 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

STATEMENT OF INVESTMENTS February 28, 2009 / Unaudited

	Shares	Value

Investment Companies—10.3%[1]
Oppenheimer Institutional Money Market Fund, Cl. E, 0.82%[2]	2,704,281	$2,704,281
Oppenheimer Main Street Fund, Cl. Y	422,035	7,697,925

Total Investment Companies (Cost $14,575,797)		10,402,206

	Principal
	Amount

U.S. Government Obligations—90.0%
U.S. Treasury Bonds, STRIPS, 2.474%, 5/15/10[3]	$41,900,000	41,548,836
U.S. Treasury Nts.:
2.625%, 5/31/10	19,790,000	20,249,208
STRIPS, 1.75%, 5/15/10[3]	16,000,000	15,865,904
STRIPS, 2.179%, 5/15/10[3]	13,700,000	13,585,180

Total U.S. Government Obligations (Cost $89,666,544)		91,249,128

Total Investments, at Value (Cost $104,242,341)	100.3%	101,651,334
Liabilities in Excess of Other Assets	(0.3)	(334,273)

Net Assets	100.0%	$101,317,061

Footnotes to Statement of Investments
1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended February 28, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	August 31, 2008	Additions	Reductions	February 28, 2009

OFI Liquid Assets Fund, LLC	—	18,914,400	18,914,400	—
Oppenheimer Institutional
Money Market Fund, Cl. E	2,255,728	49,978,604	49,530,051	2,704,281
Oppenheimer Main Street Fund, Cl. Y	2,716,587	401,687	2,696,239	422,035

				Realized
	Value	Income		Loss

OFI Liquid Assets Fund, LLC	$—	$10,839	[a]	$—
Oppenheimer Institutional
Money Market Fund, Cl. E	2,704,281	26,152		—
Oppenheimer Main Street Fund, Cl. Y	7,697,925	265,780		1,897,235

	$10,402,206	$302,771		$1,897,235

a.	Net of compensation to the securities lending agent and rebates paid to the borrowing counterparties.

2.	Rate shown is the 7-day yield as of February 28, 2009.

3.	Zero coupon bond reflects effective yield on the date of purchase.
F1 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The market value of the Fund’s investments was determined based on the following inputs as of February 28, 2009:

	Investments	Other Financial
	in Securities	Instruments*

Level 1—Quoted Prices	$10,402,206	$—
Level 2—Other Significant Observable Inputs	91,249,128	—
Level 3—Significant Unobservable Inputs	—	—

Total	$101,651,334	$—

*	Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options written and swaps are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation techniques, if any, during the reporting period.
See accompanying Notes to Financial Statements.
F2 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
February 28, 2009

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $89,666,544)	$91,249,128
Affiliated companies (cost $14,575,797)	10,402,206

101,651,334
Cash	5,963
Receivables and other assets:
Interest and dividends	130,966
Other	8,572

Total assets	101,796,835

Liabilities
Payables and other liabilities:
Shares of beneficial interest redeemed	297,350
Warranty agreement fees	94,908
Distribution and service plan fees	41,447
Shareholder communications	20,463
Transfer and shareholder servicing agent fees	7,776
Trustees’ compensation	1,900
Other	15,930

Total liabilities	479,774

Net Assets	$101,317,061

Composition of Net Assets
Par value of shares of beneficial interest	$13,242
Additional paid-in capital	105,779,262
Accumulated net investment income	156,569
Accumulated net realized loss on investments	(2,041,005)
Net unrealized depreciation on investments	(2,591,007)

Net Assets	$101,317,061

F3 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $28,132,129 and 3,656,846 shares of beneficial interest outstanding)	$7.69
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$8.16
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $56,372,239 and 7,390,457 shares of beneficial interest outstanding)	$7.63
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $15,893,799 and 2,075,734 shares of beneficial interest outstanding)	$7.66
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $918,894 and 118,606 shares of beneficial interest outstanding)	$7.75
See accompanying Notes to Financial Statements.
F4 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

STATEMENT OF OPERATIONS Unaudited

For the Six Months Ended February 28, 2009

Investment Income
Interest	$931,267
Dividends from affiliated companies	291,932
Income from investment of securities lending cash collateral, net—affiliated companies	10,839
Other income	12,337

Total investment income	1,246,375

Expenses
Management fees	223,729
Distribution and service plan fees:
Class A	36,989
Class B	304,863
Class C	86,983
Class N	2,344

Transfer and shareholder servicing agent fees:
Class A	12,898
Class B	32,102
Class C	8,025
Class N	294

Shareholder communications:
Class A	745
Class N	11

Warranty agreement fees	328,050
Trustees’ compensation	4,853

Custodian fees and expenses	380

Total expenses	1,042,266
Less reduction to custodian expenses	(220)
Less waivers and reimbursements of expenses	(4,322)

Net expenses	1,037,724

Net Investment Income	208,651

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments:
Unaffiliated companies	8,775
Affiliated companies	(1,897,235)

Net realized loss	(1,888,460)
Net change in unrealized depreciation on investments	(12,510,017)

Net Decrease in Net Assets Resulting from Operations	$(14,189,826)

See accompanying Notes to Financial Statements.
F5 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	February 28, 2009	August 31,
	(Unaudited)	2008

Operations
Net investment income	$208,651	$770,282
Net realized gain (loss)	(1,888,460)	28,099,293
Net change in unrealized appreciation (depreciation)	(12,510,017)	(56,091,711)

Net decrease in net assets resulting from operations	(14,189,826)	(27,222,136)

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(518,425)	(2,131,513)
Class B	(476,353)	(3,742,179)
Class C	(129,988)	(1,166,132)
Class N	(13,132)	(60,963)

	(1,137,898)	(7,100,787)

Distributions from net realized gain:
Class A	(4,678,032)	(3,820,713)
Class B	(9,586,100)	(8,212,893)
Class C	(2,712,778)	(2,562,263)
Class N	(146,063)	(131,772)

	(17,122,973)	(14,727,641)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	1,948,714	(2,215,513)
Class B	2,032,803	(6,708,887)
Class C	(15,207)	(5,190,875)
Class N	83,109	(126,326)

	4,049,419	(14,241,601)

Net Assets
Total decrease	(28,401,278)	(63,292,165)
Beginning of period	129,718,339	193,010,504

End of period (including accumulated net investment income of $156,569 and $1,085,816, respectively)	$101,317,061	$129,718,339

See accompanying Notes to Financial Statements.
F6 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	February 28, 2009				Year Ended August 31,
Class A	(Unaudited)	2008	2007		2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$10.45	$14.09	$12.23		$11.46	$10.88	$10.28

Income (loss) from investment operations:
Net investment income	.04 [1]	.12 [1]	.05	[1]	.07 [1]	.11 [1]	.07
Net realized and unrealized gain (loss)	(1.16)	(2.02)	1.81		.80	.65	.64

Total from investment operations	(1.12)	(1.90)	1.86		.87	.76	.71

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.16)	(.62)	—		(.01)	(.12)	(.07)
Tax return of capital distribution from net investment income	—	—	—		(.09)	— [2]	—
Dividends from net realized gain	(1.48)	(1.12)	—		—	(.02)	(.02)
Tax return of capital distribution from net realized gain	—	—	—		—	(.04)	(.02)

Total dividends and/or distributions to shareholders	(1.64)	(1.74)	—		(.10)	(.18)	(.11)

Net asset value, end of period	$7.69	$10.45	$14.09		$12.23	$11.46	$10.88

Total Return, at Net Asset Value[3]	(11.02)%	(15.10)%	15.21%		7.67%	6.98%	6.87%
F7 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	February 28, 2009			Year Ended August 31,
Class A (Continued)	(Unaudited)	2008	2007	2006	2005	2004

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$28,132	$35,171	$50,325	$54,800	$64,304	$71,666

Average net assets (in thousands)	$30,301	$42,562	$54,479	$60,071	$68,812	$78,668

Ratios to average net assets:[4]
Net investment income	0.92%	0.99%	0.38%	0.62%	1.02%	0.65%
Total expenses[5]	1.36%	1.09%	1.01%	1.03%	1.10%	1.14%
Payments, waivers and/or reimbursements and reduction to custodian expenses	(0.01)%	(0.03)%	(0.03)%	(0.03)%	(0.06)%	(0.12)%

Net expenses	1.35%	1.06%	0.98%	1.00%	1.04%	1.02%

Portfolio turnover rate	73%	96%	5%	26%	122%	179%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Less than $0.005 per share.

3.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including all underlying fund expenses were as follows:

Six Months Ended February 28, 2009	1.45%
Year Ended August 31, 2008	1.48%
Year Ended August 31, 2007	1.49%
Year Ended August 31, 2006	1.50%
Year Ended August 31, 2005	1.52%[6]
Year Ended August 31, 2004	1.60%

6.	Restated since August 31, 2005.
See accompanying Notes to Financial Statements.
F8 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

	Six Months
	Ended
	February 28, 2009			Year Ended August 31,
Class B	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$10.32	$13.91	$12.17	$11.40	$10.82	$10.28

Income (loss) from investment operations:
Net investment income (loss)	.01 [1]	.03 [1]	(.06)[1]	(.02)[1]	.03 [1]	(.02)
Net realized and unrealized gain (loss)	(1.15)	(1.99)	1.80	.80	.64	.63

Total from investment operations	(1.14)	(1.96)	1.74	.78	.67	.61

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.07)	(.51)	—	— [2]	(.03)	(.03)
Tax return of capital distribution from net investment income	—	—	—	(.01)	— [2]	—
Dividends from net realized gain	(1.48)	(1.12)	—	—	(.02)	(.02)
Tax return of capital distribution from net realized gain	—	—	—	—	(.04)	(.02)

Total dividends and/or distributions to shareholders	(1.55)	(1.63)	—	(.01)	(.09)	(.07)

Net asset value, end of period	$7.63	$10.32	$13.91	$12.17	$11.40	$10.82

Total Return, at Net Asset Value[3]	(11.34)%	(15.70)%	14.30%	6.89%	6.21%	5.94%
F9 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	February 28, 2009				Year Ended August 31,
Class B (Continued)	(Unaudited)	2008	2007	2006	2005	2004

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$56,372	$72,387	$106,377	$110,228	$117,057	$122,411

Average net assets (in thousands)	$61,506	$89,612	$113,121	$114,903	$120,928	$127,128

Ratios to average net assets:[4]
Net investment income (loss)	0.17%	0.25%	(0.42)%	(0.19)%	0.23%	(0.14)%
Total expenses[5]	2.12%	1.85%	1.78%	1.78%	1.86%	1.89%
Payments, waivers and/or reimbursements and reduction to custodian expenses	(0.01)%	(0.03)%	(0.03)%	(0.03)%	(0.06)%	(0.12)%

Net expenses	2.11%	1.82%	1.75%	1.75%	1.80%	1.77%

Portfolio turnover rate	73%	96%	5%	26%	122%	179%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Less than $0.005 per share.

3.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including all underlying fund expenses were as follows:

Six Months Ended February 28, 2009	2.21%
Year Ended August 31, 2008	2.24%
Year Ended August 31, 2007	2.26%
Year Ended August 31, 2006	2.25%
Year Ended August 31, 2005	2.28%[6]
Year Ended August 31, 2004	2.35%

6.	Restated since August 31, 2005.
See accompanying Notes to Financial Statements.
F10 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

	Six Months
	Ended
	February 28, 2009				Year Ended August 31,
Class C	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$10.35	$13.94	$12.20	$11.42	$10.82	$10.28

Income (loss) from investment operations:
Net investment income (loss)	.01 [1]	.05 [1]	(.05)[1]	(.02)[1]	.03 [1]	(.02)
Net realized and unrealized gain (loss)	(1.15)	(2.01)	1.79	.81	.65	.64

Total from investment operations	(1.14)	(1.96)	1.74	.79	.68	.62

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.07)	(.51)	—	— [2]	(.02)	(.04)
Tax return of capital distribution from net investment income	—	—	—	(.01)	— [2]	—
Dividends from net realized gain	(1.48)	(1.12)	—	—	(.02)	(.02)
Tax return of capital distribution from net realized gain	—	—	—	—	(.04)	(.02)

Total dividends and/or distributions to shareholders	(1.55)	(1.63)	—	(.01)	(.08)	(.08)

Net asset value, end of period	$7.66	$10.35	$13.94	$12.20	$11.42	$10.82

Total Return, at Net Asset Value[3]	(11.34)%	(15.66)%	14.26%	6.93%	6.24%	5.95%
F11 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	February 28, 2009				Year Ended August 31,
Class C (Continued)	(Unaudited)	2008	2007	2006	2005	2004

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$15,894	$21,046	$34,633	$35,733	$41,333	$51,741

Average net assets (in thousands)	$17,546	$27,308	$36,075	$38,862	$46,152	$59,429

Ratios to average net assets:[4]
Net investment income (loss)	0.19%	0.42%	(0.40)%	(0.14)%	0.29%	(0.10)%
Total expenses[5]	2.11%	1.83%	1.76%	1.77%	1.85%	1.88%
Payments, waivers and/or reimbursements and reduction to custodian expenses	(0.01)%	(0.03)%	(0.03)%	(0.03)%	(0.06)%	(0.12)%

Net expenses	2.10%	1.80%	1.73%	1.74%	1.79%	1.76%

Portfolio turnover rate	73%	96%	5%	26%	122%	179%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Less than $0.005 per share.

3.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including all underlying fund expenses were as follows:

Six Months Ended February 28, 2009	2.20%
Year Ended August 31, 2008	2.22%
Year Ended August 31, 2007	2.24%
Year Ended August 31, 2006	2.24%
Year Ended August 31, 2005	2.27%[6]
Year Ended August 31, 2004	2.34%

6.	Restated since August 31, 2005.
See accompanying Notes to Financial Statements.
F12 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

	Six Months
	Ended
	February 28, 2009					Year Ended August 31,
Class N	(Unaudited)	2008	2007		2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$10.49	$14.05	$12.22		$11.45	$10.86	$10.28

Income (loss) from investment operations:
Net investment income	.03 [1]	.09 [1]	.03	[1]	.04 [1]	.09 [1]	.05
Net realized and unrealized gain (loss)	(1.16)	(2.01)	1.80		.81	.65	.63

Total from investment operations	(1.13)	(1.92)	1.83		.85	.74	.68

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.13)	(.52)	—		(.01)	(.09)	(.06)
Tax return of capital distribution from net investment income	—	—	—		(.07)	— [2]	—
Dividends from net realized gain	(1.48)	(1.12)	—		—	(.02)	(.02)
Tax return of capital distribution from net realized gain	—	—	—		—	(.04)	(.02)

Total dividends and/or distributions to shareholders	(1.61)	(1.64)	—		(.08)	(.15)	(.10)

Net asset value, end of period	$7.75	$10.49	$14.05		$12.22	$11.45	$10.86

Total Return, at Net Asset Value[3]	(11.08)%	(15.24)%	14.98%		7.50%	6.85%	6.55%
F13 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	February 28, 2009				Year Ended August 31,
Class N (Continued)	(Unaudited)	2008	2007	2006	2005	2004

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$919	$1,114	$1,676	$4,542	$4,324	$5,109

Average net assets (in thousands)	$956	$1,472	$4,600	$4,477	$4,659	$5,408

Ratios to average net assets:[4]
Net investment income	0.70%	0.72%	0.24%	0.34%	0.77%	0.46%
Total expenses[5]	1.58%	1.30%	1.19%	1.21%	1.28%	1.34%
Payments, waivers and/or reimbursements and reduction to custodian expenses	(0.01)%	(0.03)%	(0.03)%	(0.03)%	(0.06)%	(0.12)%

Net expenses	1.57%	1.27%	1.16%	1.18%	1.22%	1.22%

Portfolio turnover rate	73%	96%	5%	26%	122%	179%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Less than $0.005 per share.

3.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including all underlying fund expenses were as follows:

Six Months Ended February 28, 2009	1.67%
Year Ended August 31, 2008	1.69%
Year Ended August 31, 2007	1.67%
Year Ended August 31, 2006	1.68%
Year Ended August 31, 2005	1.70%[6]
Year Ended August 31, 2004	1.80%

6.	Restated since August 31, 2005.
See accompanying Notes to Financial Statements.
F14 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

NOTES TO FINANCIAL STATEMENS Unaudited
1. Significant Accounting Policies
Oppenheimer Principal Protected Main Street Fund (the “Fund”), a series of Oppenheimer Principal Protected Trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. During the Warranty Period, the Fund will seek capital preservation in order to have a net asset value on the Maturity Date at least equal to the Warranty Amount. The Fund seeks high total return as a secondary objective. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”). Shares of the Fund were offered during the Offering Period (May 30, 2003 to July 31, 2003).
     Shares are not offered during the Warranty Period (August 5, 2003 to August 5, 2010) to the Maturity Date (August 5, 2010) except in connection with reinvestment of dividends and distributions. During the Warranty Period, the Fund will allocate its assets between Oppenheimer Main Street Fund (the “Underlying Fund”) and certain U.S. government securities. The allocation of the Fund’s assets between the debt portfolio and the equity portfolio will vary over time based upon the Warranty Formula. The formula is intended to allow the Fund to have a net asset value on the Maturity Date at least equal to the Warranty Amount.
     The Underlying Fund has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares.
     During the Warranty Period, the Fund will invest a portion of its assets, and in certain circumstances, the Fund may invest all of its assets, in U.S. government securities having maturities approximately equal to the period remaining in the Warranty Period.
     The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares 88 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Warranty Agreement. The Fund has entered into a Financial Warranty Agreement with Merrill Lynch Bank USA (the Warranty Provider) to ensure that on the Maturity Date each shareholder’s account will be no less than the value of that shareholder’s account on the second business day after the end of the Offering Period (the Warranty Amount). This value will include net income, if any, earned by the Fund during the offering period and be reduced by adjustments permitted under the Warranty Agreement, sales charges,
F15 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
applicable share of extraordinary expenses and proportionately reduced for dividends and distributions paid in cash and redemptions of Fund shares. To avoid a reduced Warranty Amount, shareholders must reinvest all dividends and distributions received from the Fund to purchase additional shares of the Fund and must not redeem any shares of the Fund during the Warranty Period. If the value of the Fund’s assets on the Maturity Date is insufficient to result in the value of each shareholder’s account being at least equal to the shareholder’s Warranty Amount, the Warranty Provider will pay the Fund an amount equal to the excess of his or her Warranty Amount over his or her account value.
     As of February 28, 2009, the Fund level Warranty Amounts per share were $6.98 for Class A shares, $7.22 for Class B shares, $7.25 for Class C shares and $7.11 for Class N shares. An individual shareholder’s Warranty Amount per share may differ from the Fund level Warranty Amount per share on the Maturity Date due to the items described above.
     The Financial Warranty is solely the obligation of the Warranty Provider. It is possible that the financial position of the Warranty Provider may deteriorate and it would be unable to satisfy its obligations under the Financial Warranty. The Fund’s assets and the obligations of the Warranty Provider under the Warranty Agreement are not guaranteed by Merrill Lynch & Co., Inc. (the Warranty Provider’s parent company), the United States Government, the Manager, or any other entity or person.
     The Warranty Agreement requires the Manager, on behalf of the Fund, to comply with certain agreed upon investment parameters in an attempt to limit the Fund’s risk. If the Manager fails to comply with the agreed-upon investment parameters or otherwise fails to comply with certain requirements set forth in the Warranty Agreement, the Warranty Provider may terminate its Financial Warranty in certain limited circumstances. The Warranty Provider may monitor the Fund’s compliance with the Warranty Agreement solely to protect the interests of the Warranty Provider and not the Fund’s shareholders. The fee paid to the Warranty Provider is an annual fee of 0.60% of the average daily net assets of the Fund. If the Fund is required to make a complete and irreversible allocation of its assets to the debt portfolio, the Warranty Fee will thereafter be reduced to 0.35% of the average daily net assets of the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     The Fund invests in Oppenheimer Main Street Fund and may also invest in Oppenheimer Institutional Money Market Fund (the “Underlying Funds”). For Underlying Funds, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Funds’ net assets attributable to that class by the number of shares of that class outstanding on that day.
     Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy
F16 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical assets or liabilities are classified as “Level 1”, inputs other than quoted prices for an asset that are observable are classified as “Level 2” and unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3”. The inputs used for valuing assets and liabilities are not necessarily an indication of the risks associated with investing in those assets or liabilities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     The Fund classifies each of its investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds.
     To determine their net asset values, the Underlying Funds’ assets are valued primarily on the basis of current market quotations. In the absence of a readily available quoted market price, including for assets whose values have been materially affected by what the Manager identifies as a significant event occurring before the Underlying Fund’s assets are valued but after the close of their respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that Underlying Fund’s assets using consistently applied procedures under the supervision of the Board of Trustees. The methodologies used for valuing assets are not necessarily an indication of the risks associated with investing in those Underlying Funds.
     The Underlying Funds’ investments are classified as Level 1, Level 2 or Level 3 based on the inputs used in determining their value. Investments held by the Underlying Funds are typically classified as Level 1 or Level 2. Fair valued assets may be classified as “Level 3” if the valuation primarily reflects the Manager’s own assumptions about the inputs that market participants would use in valuing such securities.
     The Fund may also invest in certain debt securities. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the “bid” and “asked” prices. These securities are typically classified within Level 1 or 2.
     There have been no significant changes to the fair valuation methodologies during the period.
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share
F17 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
of IMMF’s Class E expenses, including its management fee. The Manager waived fees and/or reimbursed Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Investments in OFI Liquid Assets Fund, LLC. The Fund is permitted to invest cash collateral received in connection with its securities lending activities. Pursuant to the Fund’s Securities Lending Procedures, the Fund may invest cash collateral in, among other investments, an affiliated money market fund. OFI Liquid Assets Fund, LLC (“LAF”) is a limited liability company whose investment objective is to seek current income and stability of principal. The Manager is also the investment adviser of LAF. LAF is not registered under the Investment Company Act of 1940. However, LAF does comply with the investment restrictions applicable to registered money market funds set forth in Rule 2a-7 adopted under the Investment Company Act. When applicable, the Fund’s investment in LAF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of LAF’s expenses, including its management fee of 0.08%.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
     During the fiscal year ended August 31, 2008, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year.
     As of February 28, 2009, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $1,888,460 expiring by 2017. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended February 28, 2009, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
F18 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of February 28, 2009 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$104,242,341

Gross unrealized appreciation	$1,582,583
Gross unrealized depreciation	(4,173,590)

Net unrealized depreciation	$(2,591,007)

Trustees’ Compensation. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
     Dividend distributions received from the Underlying Fund are recorded on the ex-dividend date. Upon receipt of notification from the Underlying Fund, and subsequent to the ex-dividend date, some of the dividend income originally recorded by the Fund may be reclassified as a tax return of capital by reducing the cost basis of the Underlying Fund and/or increasing the realized gain on sales of investments in the Underlying Fund.
F19 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended February 28, 2009		Year Ended August 31, 2008
	Shares	Amount	Shares	Amount

Class A
Dividends and/or distributions reinvested	620,664	$4,865,984	457,103	$5,485,238
Redeemed	(328,159)	(2,917,270)	(665,425)	(7,700,751)

Net increase (decrease)	292,505	$1,948,714	(208,322)	$(2,215,513)

Class B
Dividends and/or distributions reinvested	1,217,674	$9,470,996	865,134	$10,303,746
Redeemed	(842,851)	(7,438,193)	(1,499,312)	(17,012,633)

Net increase (decrease)	374,823	$2,032,803	(634,178)	$(6,708,887)

F20 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

	Six Months Ended February 28, 2009		Year Ended August 31, 2008
	Shares	Amount	Shares	Amount

Class C
Dividends and/or distributions reinvested	340,239	$2,657,265	238,683	$2,849,870
Redeemed	(298,531)	(2,672,472)	(689,460)	(8,040,745)

Net increase (decrease)	41,708	$(15,207)	(450,777)	$(5,190,875)

Class N
Dividends and/or distributions reinvested	20,131	$159,034	15,968	$192,571
Redeemed	(7,727)	(75,925)	(29,082)	(318,897)

Net increase (decrease)	12,404	$83,109	(13,114)	$(126,326)

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in Oppenheimer Institutional Money Market Fund and OFI Liquid Assets Fund, LLC, for the six months ended February 28, 2009, were as follows:

	Purchases	Sales

Investment securities	$12,049,382	$76,737,841
U.S. government and government agency obligations	67,028,538	17,841,151
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays management fees to the Manager at an annual rate of 0.50% of the average annual net assets of the Fund reduced by the amount of advisory fees paid to the Manager by the Underlying Fund relating to the Fund’s assets invested in the Underlying Fund. However, the management fees shall not be reduced below zero. Management fees will apply during the Warranty Period and the Post-Warranty Period.
     If during the Warranty Period 100% of the Fund’s assets are completely and irreversibly invested in the debt portfolio, the management fee will be at an annual rate of 0.25% of the average annual net assets of the Fund, and if that occurs the Manager will further reduce its management fee to the extent necessary so that expenses after waivers and reductions to the Fund (other than extraordinary expenses such as litigation costs) do not exceed 1.30% for Class A shares, 2.05% for Class B shares, 2.05% for Class C shares and 1.55% for Class N shares. However, if this reduction in the management fee is not sufficient to reduce expenses after waivers and reductions to these limits, the Manager is not required to subsidize Fund expenses to assure that expenses do not exceed those limits. Furthermore, if expenses exceed these expense limits, the Warranty Amount will be reduced by any expenses that exceed those limits. In addition, during the Warranty Period the Manager has voluntarily agreed to reduce the management fee payable by the Fund by 0.00833% per month in any month following a month where the Fund’s average daily equity allocation was less than 10%. Those voluntary undertakings may be amended or eliminated at any time.
F21 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended February 28, 2009, the Fund paid $55,424 to OFS for services to the Fund.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor’s aggregate uncompensated expenses under the Plans at December 31, 2008 for Class B, Class C and Class N shares were $1,259,701, $965,543 and $91,161, respectively. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.
F22 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
Six Months	Retained by	Retained by	Retained by	Retained by	Retained by
Ended	Distributor	Distributor	Distributor	Distributor	Distributor

February 28, 2009	$—	$—	$54,993	$—	$—

Waivers and Reimbursements of Expenses. The Manager has voluntarily undertaken to reimburse the Fund for expenses equal to the Underlying Fund expenses, other than Underlying Fund management fees, paid by the Fund as a shareholder of the Underlying Fund. That expense reimbursement will fluctuate as the Fund’s allocation between the Underlying Fund and the debt portfolio changes. During the six months ended February 28, 2009, the Manager reimbursed the Fund $3,222. This voluntary undertaking may be amended or eliminated at any time.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.
     The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the six months ended February 28, 2009, the Manager waived $1,100 for IMMF management fees.
5. Securities Lending
The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.
     As of February 28, 2009, the Fund had no securities on loan.
F23 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
6. Recent Accounting Pronouncement
In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 161, Disclosures about Derivative Instruments and Hedging Activities. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund’s financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund’s financial statements and related disclosures.
F24 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding — Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus, annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus, reports and privacy policy within 30 days of receiving your request to stop householding.
15 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.

Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable.
b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.
2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and

whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.
3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.
4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”
5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 02/28/2009, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Principal Protected Trust

By:	/s/ John V. Murphy John V. Murphy
Principal Executive Officer
Date:	04/13/2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John V. Murphy John V. Murphy
Principal Executive Officer
Date:	04/13/2009

By:	/s/ Brian W. Wixted Brian W. Wixted
Principal Financial Officer
Date:	04/13/2009